Consolidated Statements Of Comprehensive (Loss)/ Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Revenues:
Revenues	¥ 23,066,254	$ 3,160,064	¥ 19,971,219	¥ 24,221,233
Operating costs and expenses:
Total operating costs and expenses	(22,944,326)	(3,143,360)	(20,103,648)	(24,973,433)
Other operating (loss)/income, net	92,625	12,690	2,307	(47,526)
(Loss)/income from operations	214,553	29,394	(130,122)	(799,726)
Interest income	154,430	21,157	157,486	93,035
Interest expenses	(47,298)	(6,480)	(98,954)	(133,714)
Other income/(expenses), net	(1,270)	(174)	(269)	40,264
(Loss)/income before income tax	320,415	43,897	(71,859)	(800,141)
Income tax expenses	(16,016)	(2,195)	(19,420)	(6,742)
Net (loss)/income	304,399	41,702	(91,279)	(806,883)
Accretion of redeemable noncontrolling interests	(9,315)	(1,276)	(8,600)	(7,490)
Net (loss)/income attributable to ordinary shareholders	295,084	40,426	(99,879)	(814,373)
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustments	32,465	4,448	33,055	172,356
Comprehensive (loss)/income	336,864	46,150	(58,224)	(634,527)
Accretion of redeemable noncontrolling interest	(9,315)	(1,276)	(8,600)	(7,490)
Comprehensive (loss)/income attributable to ordinary shareholders	¥ 327,549	$ 44,874	¥ (66,824)	¥ (642,017)
Class A and Class B Ordinary Shares. [Member]
Earnings Per Share Basic And Diluted 1 [Abstract]
Basic | (per share)	¥ 0.91	$ 0.12	¥ (0.31)	¥ (2.51)
Diluted | (per share)	¥ 0.9	$ 0.12	¥ (0.31)	¥ (2.51)
Earnings Per Share, Basic, Other Disclosure [Abstract]
Weighted Average Number of Shares Outstanding, Basic	324,186,704	324,186,704	324,976,237	324,330,913
Weighted Average Number of Shares Outstanding, Diluted	329,229,302	329,229,302	324,976,237	324,330,913
Product [Member]
Revenues:
Revenues	¥ 22,743,113	$ 3,115,794	¥ 19,721,428	¥ 23,939,480
Service [Member]
Revenues:
Revenues	323,141	44,270	249,791	281,753
Cost of Goods Sold [Member]
Operating costs and expenses:
Total operating costs and expenses	(16,120,363)	(2,208,481)	(13,847,949)	(16,735,643)
Fulfilment Expenses [Member]
Operating costs and expenses:
Total operating costs and expenses	(5,076,530)	(695,482)	(4,700,879)	(6,114,851)
Selling and Marketing Expenses [Member]
Operating costs and expenses:
Total operating costs and expenses	(523,088)	(71,663)	(392,834)	(541,124)
Product Development Expenses [Member]
Operating costs and expenses:
Total operating costs and expenses	(799,969)	(109,595)	(802,890)	(1,003,225)
General and Administrative Expenses [Member]
Operating costs and expenses:
Total operating costs and expenses	¥ (424,376)	$ (58,139)	¥ (359,096)	¥ (578,590)